Commitments, Contingencies and Legal Proceedings (Tables)	12 Months Ended
Dec. 31, 2023
Commitments, Contingencies and Legal Proceedings
Schedule of minimum future lease payments
Years Ended December 31,
2024	$245,051
2025	359,563
2026	370,357
2027	316,785
Total remaining payments	1,291,756
Less Imputed Interest	(173,178)
Total lease liability	$1,118,578